Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net
Total	$ 1,953,068	$ 5,000,430
Less: Accumulated depreciation	(1,874,114)	(4,950,278)
Property and equipment, net	78,954	50,152
Depreciation expenses	22,321	35,046	$ 306,388
Electronic equipment
Property, Plant and Equipment, Net
Total	1,755,974	4,059,521
Office equipment and furniture
Property, Plant and Equipment, Net
Total	84,294	78,333
Motor vehicles
Property, Plant and Equipment, Net
Total	61,403	60,039
Leasehold improvements
Property, Plant and Equipment, Net
Total	$ 51,397	$ 802,537